Subordinated borrowings	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Subordinated borrowings
27 Subordinated
borrowings

	Coupon rate	Coupon date	Issue / Maturity	Year of next call	2024	2023

Fixed to floating subordinated notes

EUR 700 million	4% 2	Annually, April 25	2014/ 44	-	-	700

USD 800 million	5.5% 3	Semi-annually, April 11	2018/ 48	2028	770	718

Fixed subordinated notes

USD 925 million 1	5.1%	Quarterly, March 15	2019/ 49	2025	883	826

On December 31					1,653	2,244

Fair value of subordinated borrowings					1,490	2,122

1	Issued by a subsidiary of, and guaranteed by Aegon Ltd.
2	The coupon was fixed at 4% until the first call date and floating thereafter with a 3-month EURIBOR plus a margin of 335 bps.
3	The coupon is fixed at 5.5% until the first call date in 2028 and floating thereafter with a 6-month USD LIBOR (subject to US LIBOR Act) plus a margin of 3.539%.
Effective April 25, 2024, Aegon redeemed the EUR 700 million fixed-to-floating
subordinated notes.
These securities are subordinated and rank senior to the junior perpetual capital securities and the perpetual contingent convertible securities, equally with the perpetual cumulative subordinated bonds and junior to all other liabilities. The conditions of the securities contain certain provisions for coupon payment deferral. There have been no defaults or breaches of conditions during the period.

Aegon Ltd. [member]
Statement [LineItems]
Subordinated borrowings
16 Subordinated borrowings

	Coupon rate	Coupon date	Issue / Maturity	Year of next call	2024	2023

Fixed to floating subordinated notes

EUR 700 million	4% 1	Annually, April 25	2014/ 44	-	-	700

USD 800 million	5.5% 2	Semi-annually, April 11	2018/ 48	2028	770	718

On December 31					770	1,418

Fair value of subordinated borrowings					763	1,392

1	The coupon was fixed at 4% until the first call date and floating thereafter with a 3 months EURIBOR plus a margin of 335 bps.
2	The coupon is fixed at 5.5% until the first call date in 2028 and floating thereafter with a 6 month USD LIBOR (subject to US LIBOR Act) plus a margin of 3.539%.
These securities are subordinated, ranking senior to the junior perpetual capital securities, equally with the perpetual cumulative subordinated bonds and junior to all other liabilities. The conditions of the securities contain certain provisions for coupon payment deferral. There were no defaults or breaches of conditions during the period.
Effective April 25, 2024, Aegon redeemed the EUR 700 million fixed-to-floating
subordinated notes.